SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)			1 Months Ended
	Mar. 18, 2022	Feb. 11, 2022	Jan. 31, 2022
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity			$ 75,000
Line of Credit Facility, Maximum Borrowing Capacity			125,000
Reverse stock split, description	1 for 8 reverse stock split
Sixth Street Lending L L C [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face amount		$ 115,640
Promissory note issued at discount		$ 12,390
Interest rate		11.00%
Maturity date		Feb. 11, 2023
Debt instrument terms		The interest rate increases to 22% if an event of default occurs
Periodic payment of debt		$ 12,836
Debt instrument terms		the holder of the promissory note will have the right to convert any portion of the outstanding principal and interest at the lowest price on the preceding trading day
Shares reserved for conversion		180,688
Loan Builder [Member] | Rohuma, LLC [Member]
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity			$ 75,000
Installment paid by weekly			364 days